Related Party Transactions (Details) - USD ($)					3 Months Ended		7 Months Ended	12 Months Ended
	Aug. 07, 2020	Aug. 06, 2020	Aug. 03, 2020	Jun. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Shares outstanding (in Shares)			406,250
Aggregate ordinary shares outstanding (in Shares)			4,000,000
Related party, description					The Initial Shareholders have agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.			The Initial Shareholders agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Payments of loan costs				$ 300,000
Borrowed amount	$ 300,000
Warrants conversion, description					The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant.			The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant.
Incurred expenses							$ 50,000	$ 120,000
Accrued expenses related party outstanding								$ 120,000	$ 50,000
Aggregate purchase to ordinary shares (in Shares)					2,500,000			2,500,000
Aggregate to purchase price					$ 25,000,000			$ 25,000,000
Incurred expenses					$ 30,000	$ 30,000
Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)				3,593,750	20,450,000		20,450,000	20,450,000	20,450,000
Dividend per share value (in Dollars per share)			$ 0.113043478
Shares outstanding (in Shares)			406,250
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)				3,593,750
Aggregate price				$ 28,750
Sponsor forfeit shares (in Shares)					521,739			521,739
Administrative expenses					$ 10,000			$ 10,000
Insider Shares [Member]
Related Party Transactions (Details) [Line Items]
Subject to forfeiture, shares (in Shares)		521,739
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses related party outstanding					$ 0			$ 150,000